SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Schedule for the effects of the previous transaction

The following is the detail of the estimated financial effects of the spin-off transaction on December 31, 2021:

		December 31, 2021		Estimated effect		December 31, 2021
Assets
Total assets	Ps.	366,903,925	Ps.	(111,808,162)	Ps.	255,095,763

Liabilities
Total liabilities	Ps.	327,432,278	Ps.	(101,882,666)	Ps.	225,549,612

Equity
Owners of the parent:
Equity attributable to owners of the parent		23,013,653		(6,821,008)		16,192,645
Non-controlling interests		16,457,994		(3,104,488)		13,353,506
Total equity		39,471,647		(9,925,496)		29,546,151
Total liabilities and equity	Ps.	366,903,925	Ps.	(111,808,162)	Ps.	255,095,763

On March 28, 2022. Grupo Aval completed the spin-off of 51.6% of the shares of BAC Holding International Corp. (“BHI”) to its shareholders.

The shares of BHI spun off to the shareholders of Grupo Aval were received as a result of the spin-off carried out by Banco de Bogotá S.A. on March 25, through which Banco de Bogotá S.A. spun off 75% its the shares in BHI of its shareholders, including Grupo Aval, shareholder of 68.7% of the shares of Banco de Bogotá S.A.

The General Meeting of Shareholders that took place on March 30, 2022, approved the following:

Net income for period ended December 31, 2021 included in the unconsolidated financial statements of Grupo Aval	3,502,758
Occasional reserve release at the disposal of the General Meeting of Shareholders	10,518,335
Total Income available for disposal of the General Meeting of Shareholders	14,021,093
Dividends

A stock dividend at the rate of $54 per share on the 22,281,017,159 common and preferred shares outstanding as of December 31, 2021.
These dividends will be paid in shares, at the rate of 1 share for every 13.72333 common or preferred shares, as of December 31, 2021.
The payment of the shares will be made on May 31, 2022, to any shareholders that is entitled to it at the time the payment becomes due in accordance with current regulations. For this purpose, up to a total of 1,623,586,385 new shares of the same species held by the shareholder will be issued. The unit value of the shares will be 741.06.

Total dividends declared	1,203,175
Total shares outstanding	22,281,017,159

To Occasional reserve at the disposal of General Meeting of Shareholders	12,817,918